Expense Example, No Redemption - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	919
5 Years	1,172
10 Years	1,892
Fidelity Advisor Value Strategies Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,051
Fidelity Advisor Value Strategies Fund - Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Value Strategies Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108